INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
BUSINESS ACQUISITIONS
Schedule of Inventory
	As of
	May 31, 2020	February 29, 2020
Script development	$4,155,008	$2,235,979
Mobile audio games	2,905,270	1,215,000
Artwork	362,673	859,540
Total inventories	7,422,951	4,310,519

	As of
	February 29, 2020	February 28, 2019
Script development	$2,235,979	$-
Mobile audio games	1,215,000	-
Artwork	859,540	-
	4,310,519	-
Licensed copyrights at cost	8,326,199	-
Less: amortization	(1,716,939)	-
	6,609,260	-
Total	$10,919,779	$-